Share Based Payment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 50		$ 30		$ 50
Number of common shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	8,797		2,094		4,790
Number of common shares | Non-executive directors payment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (shares) - Share based compensation	8,797	[1]	2,094	[2]	4,790
Share Premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 50		$ 30		$ 50
Share Premium | Non-executive directors payment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued during the year (value) - Share based compensation	$ 50	[1]	$ 30	[2]	$ 50

[1]	These amounts relate to the shares issued in 2018, not to the shares approved for issuance for the year.
[2]	These amounts relate to the shares issued in 2017, not to the shares approved for issuance for the year.